Borrowings	1 Months Ended
Jun. 30, 2023
Borrowings
Borrowings

Note 6. Borrowings

GCP Warehouse Credit Facility: On June 8, 2023, the Fund entered into the GCP Warehouse Credit Facility which allowed the Fund to borrow up to $500,000,000 at any one time outstanding, subject to leverage and borrowing base restrictions. As of June 30, 2023, lender commitments to make term loans were $250,000,000 and lender commitments to make revolving loans were $250,000,000 under the GCP Warehouse Credit Facility. The GCP Warehouse Credit Facility includes an “accordion” feature that allows the Fund to increase total commitments under the facility to $1 billion.

The GCP Warehouse Credit Facility is secured by all of the assets held by the Fund. The Fund has made customary representations and warranties and is required to comply with various covenants and reporting requirements, the breach of which could result in a termination event. Through June 7, 2024, all principal collections received on the underlying collateral may be used by the Fund to purchase new collateral under the direction of the Investment Manager, in its capacity as collateral manager, unless terminated earlier (the “Reinvestment Period”). The stated maturity of the GCP Warehouse Credit Facility is June 7, 2030.

Revolving loans under the GCP Warehouse Facility are available in US dollars, Canadian dollars or Euros, while term loans are available in US dollars only. The applicable base rate for borrowings under the GCP Warehouse Facility is the term Secured Overnight Financing Rate (“SOFR”) for borrowings in US dollars, the Canadian Bankers Acceptance Rate (“CDOR”) for borrowings in Canadian dollars and the Euro Interbank Offered Rate (“EURIBOR”) for borrowings in Euros. The applicable margin on borrowings under the GCP Warehouse Facility is (i) during the period ending March 8, 2024, 2.75% per annum, (ii) from March 8, 2024 until the end of the Reinvestment Period, 2.85% per annum and (iii) 3.00% or 3.50% per annum after the Reinvestment Period. The Fund pays a commitment fee of 0.50% per annum on the daily unused portion of revolving and term commitments under the GCP Warehouse Credit Facility.

For the period from June 8, 2023 (commencement of operations) to June 30, 2023, there were borrowings totaling $498,726,080 and no repayments on the GCP Warehouse Credit Facility. As of June 30, 2023, the Fund had outstanding debt under the GCP Warehouse Credit Facility of $498,641,492.

During the period from June 8, 2023 (commencement of operations) to June 30, 2023, the weighted average outstanding debt was $489,082,226 with an annualized weighted average interest rate of 8.4%.

During the period from June 8, 2023 (commencement of operations) to June 30, 2023, the Fund incurred $2,489,584 of interest expense, which is shown on the Statement of Operations. This amount includes $2,480,320 of interest expense and $9,264 of unused commitment fees. As of June 30, 2023, there was $2,489,584 of accrued and unpaid interest.